Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity	Stockholders’ EquityAs of December 31, 2021, 1,010,000,000 shares, $0.0001 par value per share are authorized, of which, 1,000,000,000 shares are designated as Common Stock and 10,000,000 shares are designated as Preferred Stock.
Common Stock
Holders of the common stock are entitled to dividends when, as, and if, declared by the Board, subject to the rights of the holders of all classes of stock outstanding having priority rights to dividends. As of December 31, 2021, the Company had not declared any dividends. The holder of each share of Common Stock is entitled to one vote. There were 141,301,569 (including 4,500,000 Sponsor Vesting Shares not indexed to equity) and 62,545,275 shares of common stock outstanding as of December 31, 2021 and December 31, 2020, respectively.
Employee Stock Purchase Plan
The Company maintains an Employee Stock Purchase Plan (ESPP). Initially, the maximum number of shares of our Common Stock that may be issued under the ESPP will not exceed 1,846,710. Additionally, the number of shares of our Common Stock reserved for issuance under the ESPP will automatically increase on January 1st of each year, beginning on January 1, 2022 and continuing through and including January 1, 2031, by the lesser of (1) one percent (1%) of the fully-diluted shares of our Common Stock on December 31st of the preceding calendar year, (2) the number of shares of our Common Stock equal to two hundred percent (200%) of the ESPP’s initial share reserve, or (3) such lesser number of shares as determined by our board of directors. Shares subject to purchase rights granted under the ESPP that terminate without having been exercised in full will not reduce the number of shares available for issuance under the ESPP.
The ESPP permits participants to purchase shares of our Common Stock with the purchase price of the shares at 85% of the lower of the fair market value of our Common Stock on the first day of an offering or on the date of purchase.
To date no stock has been offered or issued to employee's under the ESPP.
Equity Incentive Plans
The Company maintains the following equity incentive plans: the 2010 Stock Incentive Plan, the 2020 Equity Incentive Plan and the 2021 Equity Incentive Plan, each as amended (together, the “Stock Plans”). Upon closing of the Business Combination, awards under the 2010 Stock Incentive Plan and 2020 Equity Incentive Plan were converted at the Exchange Ratio and the 2021 Equity Incentive Plan was adopted and approved. As of December 31, 2021, there were 18,467,109 shares of common stock reserved under the Stock Plans. Origin may grant a wide variety of equity securities under the Stock Plans, including incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, RSU awards, performance stock awards, and other awards. At December 31, 2021, the Company has granted incentive stock options, RSU awards, and performance awards. Under the Stock Plans, options must be issued at prices no less than the estimated fair value of the stock on the date of grant and are exercisable for a period not exceeding 10 years from the date of grant. Options granted to employees under the Stock Plans generally vest 25% one year from the vesting commencement date and 1/36th per month thereafter, although certain arrangements call for vesting over other periods. Options granted to non-employees under the Stock Plan vest over periods determined by the Board (generally immediate to four years). RSU awards granted to employees under the Stock Plans require a service period of three years and generally vest 33.3% annually over the three-year service period. Under the Stock Plans, the fair value of RSU awards and performance awards are determined to be the grant date closing stock price. For awards with performance conditions, compensation is recorded once there is sufficient objective evidence the performance conditions are considered probable of being met. At December 31, 2021, the Company determined the performance conditions were not probable of being met, therefore no stock compensation was accrued.
The following tables summarize the activity under the Stock Plans:

	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance at December 31, 2019	2,205,015	$0.36	3.89
Granted	6,296,302	$0.14
Exercised	(2,912)	$0.37
Forfeited / canceled	(275,695)	$0.43
Balance at December 31, 2020	8,222,710	$0.19	8.30
Granted	—
Exercised	(171,118)	0.42
Forfeited / canceled	(158,735)	0.14
Balance as of December 31, 2021	7,892,857	$0.19	7.31
Vested and expected to vest at December 31, 2021	7,872,978
During the year ended December 31, 2021, the Company did not grant any stock options.
As of December 31, 2021 and December 31, 2020, there were 7,667,247 and 10,244,399 awards, respectively, available for grant under the Stock Plans. As of December 31, 2021 and December 31, 2020 there were 4,130,184 and 2,150,941 exercisable options, respectively. The aggregate intrinsic value of options vested and expected to vest at December 31, 2021 is $49,260,254. As of December 31, 2021, the Company had stock-based compensation of $6.6 million related to unvested stock options not yet recognized that are expected to be recognized over an estimated weighted average period of 2.6 years.
The Company issued 2,920,732 of performance and market-based stock options during 2020. During the quarter ended March 31, 2021, the Company modified the vesting schedule of 529,119 of these performance and market based stock options such that vesting at 1/48th per month would commence upon signing of the Business Combination. The Company entered into the Merger Agreement on February 16, 2021 resulting in the commencement of expense recognition related to these 529,119 options during the quarter ended March 31, 2021. During the year ended December 31, 2021, stock compensation expense related to these performance and market based stock options was $2.9 million. For the remaining 2,391,613 performance and market-based stock options, expense commenced on the close date of the Merger, June 25, 2021, as that is the date when the performance condition was achieved.
RSU award and performance award activity for the year ended December 31, 2021 is as follows:

	Restricted Stock Outstanding
	Outstanding	Weighted-average grant date fair value
Balance at December 31, 2020	—
Granted - RSU awards	769,505	7.34
Granted - performance awards	2,137,500	7.35
Balance at December 31, 2021	2,907,005	7.35
Expected to vest	769,505
The RSU awards, which upon vesting entitles the holder to be issued on a future date the number of shares of common stock that is equal to the number of restricted stock units subject to the RSU award. As of December 31, 2021, the performance conditions for the granted performance awards were not probable of being met, therefore no performance award stock compensation has been recorded. No RSU awards or performance awards vested during fiscal 2021 and 2020. As of December 31, 2021, the Company had unrecognized stock-based compensation of $5.4 million related to unvested RSU awards that are expected to be recognized over an estimated weighted average period of 2.9 years.
For the year ended December 31, 2021 and 2020, stock compensation expense of $5.8 million and $1.6 million, respectively, was recognized in general and administrative expenses on the Consolidated Statements of Operations and Comprehensive Income (Loss). During the year ended December 31, 2021 and 2020 stock compensation expense of $1.3 million and $0.1 million, respectively, was recognized in research and development expenses on the Consolidated Statements of Operations and Comprehensive Income (Loss). Total remaining compensation expense to be recognized under the Stock Plan is $7.3 million as of December 31, 2021 and will be amortized on a straight-line basis over the remaining vesting periods of approximately four years.